Related Party Transactions - Dividends or Distributions (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 17, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Related Party Transactions
Cash dividends or distributions paid by RiverSource Life Insurance Company to Ameriprise Financial		$ 600	[1]	$ 1,900	[1]	$ 800
Cash dividend declared		600		1,900		800
RiverSource Life Insurance Company
Related Party Transactions
Cash dividends or distributions paid by RiverSource Life Insurance Company to Ameriprise Financial		600		1,900		800
Cash dividend declared	$ 200
Subsidiaries | RiverSource Life of NY
Related Party Transactions
Cash dividends and return of capital or distributions received by RiverSource Life Insurance Company from subsidiaries		63		0		0
Subsidiaries | RTA
Related Party Transactions
Cash dividends and return of capital or distributions received by RiverSource Life Insurance Company from subsidiaries		0		50		95
Subsidiaries | RTA | Return of capital
Related Party Transactions
Cash dividends and return of capital or distributions received by RiverSource Life Insurance Company from subsidiaries		$ 80		$ 0		$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.